Term Debt - SVB Term Loan (Detail Textuals 2) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended				1 Months Ended
	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Feb. 27, 2013 Term credit facility Silicon Valley Bank ("SVB") Installment	Mar. 31, 2014 Term credit facility Silicon Valley Bank ("SVB")	Mar. 31, 2013 Term credit facility Silicon Valley Bank ("SVB")	Dec. 31, 2013 Term credit facility Silicon Valley Bank ("SVB")	Dec. 31, 2012 Term credit facility Silicon Valley Bank ("SVB")	Feb. 01, 2011 Term credit facility Silicon Valley Bank ("SVB") Installment	Dec. 31, 2010 Term credit facility Silicon Valley Bank ("SVB")	Nov. 30, 2013 Term credit facility Silicon Valley Bank ("SVB") Series E
Debt Instrument [Line Items]
Outstanding balance on the line of credit	$ 4,100,000			$ 3,900,000							$ 3,000,000
Number of equal monthly installments					36					36
Percent of aggregate amount of the term loan equal to final payment						2.00%		2.00%
Final payment recorded as discount				60,000				60,000
Interest rate					7.50%	9.00%		9.00%
Additional term loan					1,000,000
Interest expense for the lines of credit, including amortization of deferred financing costs		97,000	73,000			109,000	153,000	564,000	509,000
Increase in gross capital								1,500,000
Minimum Tangible Net Worth requirement												9,700,000
Gross proceeds from sale of preferred stock												4,100,000
Cost related to sale of preferred stock												875,000
Minimum net worth required for compliance, Amendment												8,700,000
Minimum tangible net worth's pro forma effect in capital raise	300,000	500,000		800,000
Funds raised through sales of common stock												25.00%
Excess tangible assets net worth						$ 500,000